Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Cash flows from operating activities
Net loss	$ (10,541,576)	$ (5,608,568)	$ (28,180,084)	$ (7,723,404)
Stock-based compensation expense	1,425,133	250,887	902,946	1,017,938
Depreciation, amortization and accretion	1,722,965	242,427	874,789	118,202
Asset impairment			7,500,000	0
Issuance of restricted stocks	156,814	0
Amortization of debt issuance costs	0	147,805	182,759	0
Amortization of beneficial conversion feature			4,943,073	0
Noncash interest expense			221,024	0
Derivative (income) expense	(196,148)	78,038	12,572	0
Amortization of prepaid research and development - related party	60,992	60,991	121,983	121,984
Common stock issued to executives	509,996	0
Issuance of warrants to initial investors	596,434	0
Unrealized (gain) on investment	(230,936)	0	971,629	0
Deferred taxes			0	(23,910)
Adjustments to reconcile net loss to net cash used in operating activities:
(Increase) in accounts receivable	(419,966)	(131,408)	(5,369)	(157,058)
Decrease (increase) in inventory	85,741	(613,673)	(485,265)	(39,442)
(Increase) in prepaid expenses and other	(221,015)	(370,656)	155,330	150,434
(Increase) in prepaid research and development - related party			0	(150,000)
(Decrease) in accounts payable and accrued liabilities	(434,231)	(126,781)	1,623,469	547,314
Increase in related party payable	0	38,451
(Decrease) increase in accrued compensation	(681,432)	296,081	1,004,427	196,503
Increase in interest payable	0	161,988	0	(607,061)
(Decrease) increase in deferred rent	(1,350)	10,245	10,875	0
(Decrease) in deferred revenue	0	(42,857)	(511,607)	(85,714)
Net cash used in operating activities	(8,168,579)	(5,607,030)	(10,657,449)	(6,634,214)
Cash flows used in investing activities
Deposits	0	1,998	1,998	(4,886)
Purchases of fixed assets	(44,876)	(125,161)	(252,932)	0
Purchase of ProstaScint Business			0	(1,000,000)
Purchase of Primsol asset	(750,000)	(540,000)	(1,040,000)
Purchase of Natesto license	(2,000,000)	0	(2,000,000)
Investment in Acerus			(2,012,991)
Net cash used in investing activities	(2,794,876)	(663,163)	(5,303,925)	(1,004,886)
Cash flows from financing activities
Proceeds from convertible note from Ampio converted to stock			0	7,400,000
Ampio stock subscription payment	0	5,000,000	5,000,000	5,000,000
Proceeds from convertible promissory notes, net	0	5,175,000	5,175,000	0
Debt issuance costs (Note 7)	0	(298,322)	(298,322)	0
Costs related to the conversion of the convertible promissory notes to equity			(29,754)	0
Luoxis option payout pursuant to the merger			0	(27,476)
Liabilities paid out pursuant to the merger			0	(20,013)
Sale of stock subscription			200,000	0
Issuance of common stock to Lincoln Park Capital	631,481	0	7,520,493	0
Costs related to sale of common stock	(24,247)	0	(904,914)	0
Registered offering of common stock and warrants	8,602,500	0
Registered offering costs	(997,865)	0
Over-allotment warrants purchased by placement agents	2,852
Net cash provided by financing activities	8,214,721	9,876,678	16,662,503	12,352,511
Net change in cash, cash equivalents and restricted cash	(2,748,734)	3,606,485	701,129	4,713,411
Cash, cash equivalents and restricted cash at beginning of period	8,054,190	7,353,061	7,353,061	2,639,650
Cash, cash equivalents and restricted cash at end of period	5,305,456	10,959,546	8,054,190	7,353,061
Non-cash transactions:
Ampio stock subscription			0	5,000,000
Ampio unpaid debt converted to stock, received prior to 2015			0	4,600,000
Contingent consideration related to the ProstaScint purchase			0	664,000
Warrant derivative liability related to the issuance of the convertible promissory notes	0	102,931	102,931	0
Primsol business purchase included in primsol payable, $1,250,000 less future accretion of $173,000	0	1,077,000	1,077,000	0
Fixed asset purchases included in accounts payable	61,241	7,708
Conversion of convertible promissory notes and interest of $221,000 to common stock			5,396,024	0
Natesto asset purchase included in Natesto payable, $6,000,000 less future accretion of $620,325			5,379,675	0
Warrants issued in connection with the equity financing to the placement agents	$ 292,630	$ 0	297,317	0
Reclassification of liability based warrants to equity presentation related to the convertible promissory notes			136,828	0
Beneficial conversion feature related to convertible promissory notes			4,943,073	0
Debt issuance costs related to notes that converted to equity			$ (218,494)	$ 0